Lines of Credit (Details) - USD ($)		1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 29, 2021	Aug. 31, 2022	Jul. 31, 2022	Oct. 29, 2021	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021
Lines of Credit (Details) [Line Items]
Line of credit maximum borrowing capacity					$ 1,000,000	$ 1,000,000
Line of credit repayment grace period	30 days			30 days
Number of common stock owned by two stockholders (in Shares)					7,026,894	7,026,894
Percentage of curtailment of outstanding balance					20.00%	20.00%
Line of credit		$ 160,000			$ 0	$ 0	$ 0	$ 991,598
Renewal period					2 years	2 years
Proceeds received		$ 155,837
interest percentage					1.00%
Maturity date		Dec. 31, 2024	Dec. 31, 2024		Aug. 25, 2027	Dec. 31, 2024
Outstanding balance					$ 160,000	$ 0
Accounts Receivable Factoring Agreement [Member]
Lines of Credit (Details) [Line Items]
Line of credit					$ 873,375	989,680
Available credit line						1,000,000
Agreement amount						$ 1,000,000
Line of Credit Interest Bearing [Member]
Lines of Credit (Details) [Line Items]
Interest rate					0.50%	0.50%	3.75%	3.75%
Debt maturity					Oct. 29, 2021	Oct. 29, 2021